Net debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Net debt
23. Net debt

		2019 $m	2018 Restated $m
Cash and cash equivalents		195	704

Loans and other borrowings	– current	(87)	(104)

	– non-current	(2,078)	(1,910)

Lease liabilities	– current	(65)	(55)

	– non-current	(595)	(615)

	– classified as held for sale (note 12)	(20)	—

Derivative financial instruments hedging debt values (note 24)		(15)	15

Net debt		(2,665)	(1,965)

Movement in net debt

Net (decrease)/increase in cash and cash equivalents, net of overdrafts		(500)	563

Add back cash flows in respect of other components of net debt:

Principal element of lease payments		59	35

Issue of long-term bonds, including effect of currency swaps		—	(554)

(Increase)/decrease in other borrowings		(127)	268

(Increase)/decrease in net debt arising from cash flows		(568)	312

Non-cash movements:

Lease obligations		(43)	(27)

Increase in accrued interest		(7)	(3)

Acquisition of businesses (note 11)		(25)	(51)

Exchange and other adjustments		(57)	57

(Increase)/decrease in net debt		(700)	288

Net debt at beginning of the year		(1,965)	(2,253)

Net debt at end of the year		(2,665)	(1,965)

LOGO	Information concerning Non-GAAP measures can be found in the Strategic Report on pages 55 to 59.
Loans and other borrowings (excluding bank overdrafts), lease liabilities, and currency swaps comprise the liabilities included in the financing activities section of the Group statement of cash flows and their movements are analysed as follows:

	At 1 January 2019 Restated $m	Financing cash flows $m	Exchange adjustments $m	Acquisition of businesses $m	Other $m	At 31 December 2019 $m
Unsecured bank loans	—	127	(2)	—	—	125

Lease liabilities	670	(59)	1	25	43	680

£400m 3.875% bonds 2022	509	—	18	—	1	528

£300m 3.75% bonds 2025	385	—	13	—	1	399

£350m 2.125% bonds 2026	447	—	15	—	—	462

€500m 2.125% bonds 2027	569	—	(12)	—	7	564

	2,580	68	33	25	52	2,758

Currency swaps	(7)	—	—	—	27	20

	2,573	68	33	25	79	2,778

	At 1 January 2018 Restated $m	Financing cash flows Restated $m	Exchange adjustments Restated $m	Acquisition of businesses Restated $m	Other Restated $m	At 31 December 2018 Restated $m
Unsecured bank loans	262	(268)	3	—	3	—

Lease liabilities	633	(35)	(6)	51	27	670

£400m 3.875% bonds 2022	538	—	(30)	—	1	509

£300m 3.75% bonds 2025	406	—	(23)	—	2	385

£350m 2.125% bonds 2026	472	—	(26)	—	1	447

€500m 2.125% bonds 2027	—	559	9	—	1	569

	2,311	256	(73)	51	35	2,580

Currency swaps:

Exchange of principal	—	(5)	—	—	(2)	(7)

Initial fee received	—	3	—	—	(3)	—

	—	(2)	—	—	(5)	(7)

	2,311	254	(73)	51	30	2,573